September 13, 1999

                  DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

        DATED APRIL 1, 1999 AS PREVIOUSLY SUPPLEMENTED ON JUNE 11, 1999

      The following replaces the third and fourth sentences of the fourth full paragraph of the section of the Fund's Statement of Additional Information enttitled: "Management Arrangements."

As of August 12, 1999, each Fund's portfolio managers are: Messrs. Michael Hoeh, Roger King, John Koerber, and Gerald Thunelius.

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